Consolidated Investment Portfolioas of December 31, 2024 (Unaudited)
DWS RREEF Real Assets Fund
	Shares	Value ($)

Common Stocks 78.4%
Communication Services 1.7%
Diversified Telecommunication Services
Cellnex Telecom SA 144A*	1,662,744	52,539,843
China Tower Corp. Ltd. “H” 144A	110,612,000	15,938,801
		68,478,644
Consumer Staples 0.5%
Food Products
Bunge Global SA	135,600	10,544,256
Darling Ingredients, Inc.*	227,679	7,670,506
		18,214,762
Energy 13.9%
Oil, Gas & Consumable Fuels
ARC Resources Ltd. (a)	677,900	12,294,586
BP PLC	3,756,000	18,485,839
Chevron Corp.	63,500	9,197,340
ConocoPhillips	127,690	12,663,017
Coterra Energy, Inc.	486,800	12,432,872
Diamondback Energy, Inc.	63,540	10,409,758
DT Midstream, Inc.	412,880	41,052,658
Enbridge, Inc.	1,585,935	67,312,181
Exxon Mobil Corp.	298,000	32,055,860
Gazprom PJSC (ADR)* (b)	1,013,306	0
Keyera Corp.	939,084	28,719,004
LUKOIL PJSC ** (b)	91,202	0
ONEOK, Inc.	970,045	97,392,518
Pembina Pipeline Corp.	1,223,573	45,207,807
Petroleo Brasileiro SA (ADR)	581,000	7,471,660
Shell PLC	1,243,058	38,559,898
Suncor Energy, Inc.	387,400	13,828,303
Targa Resources Corp.	199,942	35,689,647
Williams Companies, Inc.	1,308,522	70,817,211
		553,590,159
Industrials 6.8%
Commercial Services & Supplies 2.0%
GFL Environmental, Inc.	1,096,469	48,836,729
Waste Connections, Inc.	179,018	30,715,909
		79,552,638
Construction & Engineering 1.7%
Eiffage SA	160,215	14,050,359
Vinci SA	507,814	52,432,710
		66,483,069
Ground Transportation 1.0%
Norfolk Southern Corp.	174,384	40,927,925

Transportation Infrastructure 2.1%
Aena SME SA 144A	172,938	35,291,144
Grupo Aeroportuario del Pacifico SAB de CV (ADR)*	109,126	19,095,959
Japan Airport Terminal Co., Ltd.	382,842	12,076,099
Transurban Group (Units)	2,151,400	17,766,862
		84,230,064
Materials 7.9%
Chemicals 1.8%
Corteva, Inc.	655,618	37,344,001
FMC Corp.	188,600	9,167,846
Nutrien Ltd. (a)	238,967	10,692,795
The Mosaic Co.	555,578	13,656,107
		70,860,749
Containers & Packaging 1.5%
Avery Dennison Corp.	46,500	8,701,545
Graphic Packaging Holding Co.	460,200	12,499,032
SIG Group AG	545,529	10,755,387
Smurfit WestRock PLC	550,577	29,654,078
		61,610,042
Metals & Mining 4.0%
ArcelorMittal SA	635,984	14,768,912
Barrick Gold Corp.	1,148,700	17,812,462
Cleveland-Cliffs, Inc.*	1,034,889	9,727,957
Franco-Nevada Corp.	94,258	11,076,602
Freeport-McMoRan, Inc.	371,968	14,164,541
Glencore PLC*	5,269,391	23,304,679
Gold Fields Ltd. (ADR)	517,300	6,828,360
Ivanhoe Mines Ltd. “A”*	1,025,185	12,167,140
Norsk Hydro ASA	2,487,400	13,719,080
Rio Tinto PLC	131,800	7,791,339
Teck Resources Ltd. “B”	269,000	10,906,341
Vale SA (ADR)	1,675,755	14,863,947
		157,131,360
Paper & Forest Products 0.6%
Mondi PLC	846,700	12,633,487
Stora Enso Oyj “R”	1,038,489	10,428,565
		23,062,052
Real Estate 33.1%
Diversified REITs 1.8%
Activia Properties, Inc.	1,960	4,086,102
British Land Co. PLC	3,613,007	16,281,866
Essential Properties Realty Trust, Inc.	925,916	28,962,652
KDX Realty Investment Corp.	11,710	11,113,183
Mori Trust Reit, Inc.	25,990	10,165,498
		70,609,301
Health Care REITs 2.4%
American Healthcare REIT, Inc.	775,147	22,029,678
CareTrust REIT, Inc.	391,853	10,599,624
Ventas, Inc.	448,700	26,423,943
Welltower, Inc.	294,284	37,088,612
		96,141,857

Hotel & Resort REITs 0.9%
Host Hotels & Resorts, Inc.	881,000	15,435,120
Ryman Hospitality Properties, Inc.	195,064	20,352,978
		35,788,098
Industrial REITs 2.7%
CapitaLand Ascendas REIT	6,609,300	12,412,872
EastGroup Properties, Inc.	81,926	13,148,304
First Industrial Realty Trust, Inc.	420,658	21,087,585
Goodman Group	865,931	19,057,683
Industrial & Infrastructure Fund Investment Corp.	12,143	8,858,280
Segro PLC	1,239,622	10,872,942
Terreno Realty Corp.	360,000	21,290,400
		106,728,066
Office REITs 1.4%
Dexus	2,849,000	11,734,645
SL Green Realty Corp.	444,991	30,223,789
Vornado Realty Trust	342,000	14,377,680
		56,336,114
Real Estate Management & Development 3.8%
Castellum AB*	1,375,304	15,026,009
CK Asset Holdings Ltd.	3,152,500	12,932,961
CTP NV 144A	909,920	14,026,501
ESR Group Ltd. 144A	2,985,400	4,595,011
Fastighets AB Balder “B”*	2,898,218	20,162,234
Mitsubishi Estate Co., Ltd.	1,900,600	26,440,337
Mitsui Fudosan Co., Ltd.	1,145,700	9,105,625
PSP Swiss Property AG (Registered)	93,160	13,253,667
Vonovia SE	1,095,245	33,426,038
		148,968,383
Residential REITs 3.6%
AvalonBay Communities, Inc.	271,336	59,685,780
Boardwalk Real Estate Investment Trust	238,478	10,659,300
Equity LifeStyle Properties, Inc.	63,601	4,235,827
Essex Property Trust, Inc.	37,182	10,613,230
Independence Realty Trust, Inc.	580,500	11,517,120
Mid-America Apartment Communities, Inc.	143,767	22,222,065
Sun Communities, Inc.	93,012	11,437,686
UNITE Group PLC	1,154,526	11,649,526
		142,020,534
Retail REITs 5.2%
Agree Realty Corp.	266,000	18,739,700
Brixmor Property Group, Inc.	839,200	23,363,328
CapitaLand Integrated Commercial Trust	8,146,908	11,485,688
First Capital Real Estate Investment Trust (a)	641,000	7,562,948
Japan Metropolitan Fund Invest	13,370	7,661,256
Klepierre SA	520,710	15,000,012
Link REIT	4,046,841	17,079,964
NETSTREIT Corp. (a)	688,882	9,747,680
Region RE Ltd.	5,449,500	6,977,937
Simon Property Group, Inc.	511,922	88,158,088
		205,776,601
Specialized REITs 11.3%
American Tower Corp.	665,305	122,023,590
Big Yellow Group PLC	630,816	7,584,746
CubeSmart	442,530	18,962,410
Digital Realty Trust, Inc.	297,900	52,826,607

Equinix, Inc.	91,576	86,346,095
Iron Mountain, Inc.	356,709	37,493,683
Keppel DC REIT (a)	5,885,468	9,389,663
Public Storage	151,593	45,393,008
Rayonier, Inc.	407,800	10,643,580
SBA Communications Corp.	291,821	59,473,120
		450,136,502
Utilities 14.5%
Electric Utilities 4.5%
Exelon Corp.	765,274	28,804,913
PG&E Corp.	3,956,444	79,841,040
Pinnacle West Capital Corp.	230,500	19,539,485
Redeia Corp. SA	1,554,624	26,581,782
Terna - Rete Elettrica Nazionale	2,955,599	23,304,867
		178,072,087
Gas Utilities 2.6%
Atmos Energy Corp.	236,506	32,938,191
China Resources Gas Group Ltd.	3,114,400	12,311,729
ENN Energy Holdings Ltd.	2,449,400	17,589,264
Kunlun Energy Co., Ltd.	14,183,000	15,309,075
ONE Gas, Inc.	71,400	4,944,450
Snam SpA	2,777,443	12,317,919
Tokyo Gas Co., Ltd.	350,700	9,727,418
		105,138,046
Multi-Utilities 6.8%
CenterPoint Energy, Inc.	1,157,857	36,738,803
National Grid PLC	7,774,425	92,424,253
NiSource, Inc.	1,975,343	72,613,609
Sempra	760,330	66,696,147
		268,472,812
Water Utilities 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (ADR)	585,028	8,383,451
Severn Trent PLC	538,500	16,892,128
		25,275,579
Total Common Stocks (Cost $2,848,256,587)		3,113,605,444

	Principal Amount ($)	Value ($)

Government & Agency Obligations 19.5%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
0.875% , 2/15/2047	16,674,506	12,055,109
1.375% , 2/15/2044	19,614,005	16,312,356
U.S. Treasury Inflation-Indexed Notes:
0.125% , 7/15/2031	50,067,939	44,070,012
0.25% , 7/15/2029	43,246,127	40,051,546
0.375% , 1/15/2027	81,252,210	78,780,844
0.375% , 7/15/2027	63,284,081	61,070,215
0.625% , 1/15/2026	49,906,967	49,220,068
0.625% , 7/15/2032	36,852,426	32,933,585
0.875% , 1/15/2029	35,534,093	33,925,665

U.S. Treasury Notes:
1.375% , 1/31/2025 (a)	72,500,000	72,329,234
2.75% , 2/28/2025	80,000,000	79,798,656
2.875% , 5/31/2025	75,000,000	74,565,875
3.875% , 3/31/2025	95,000,000	94,902,828
3.875% , 4/30/2025	83,000,000	82,874,290
Total Government & Agency Obligations (Cost $784,021,067)		772,890,283

	Shares	Value ($)

Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (c) (d) (Cost $75,691,555)	75,691,555	75,691,555

Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 4.52% (c) (Cost $142,184,563)	142,184,563	142,184,563

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $3,850,153,772)	103.4	4,104,371,845
Other Assets and Liabilities, Net	(3.4)	(134,238,293)
Net Assets	100.0	3,970,133,552
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2024 are as follows:
Value ($) at 3/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2024	Value ($) at 12/31/2024
Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (c) (d)
141,295,546	—	65,603,991 (e)	—	—	610,971	—	75,691,555	75,691,555
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 4.52% (c)
39,852,398	1,915,181,258	1,812,849,093	—	—	1,876,376	—	142,184,563	142,184,563
181,147,944	1,915,181,258	1,878,453,084	—	—	2,487,347	—	217,876,118	217,876,118

*	Non-income producing security.
**	Non-income producing security; due to applicable sanctions, dividend income was not recorded.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2024 amounted to $73,462,868, which is 1.9% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

HRW: Hard Red Winter
LME: London Metal Exchange
PJSC: Public Joint Stock Company
REIT: Real Estate Investment Trust
WTI: West Texas Intermediate
At December 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Coffee Futures	USD	5/19/2025	34	4,045,844	4,014,338	(31,506)
Brent Crude Oil Futures	USD	1/31/2025	189	14,045,529	14,106,960	61,431
Coffee Futures	USD	3/19/2025	147	13,905,271	17,626,219	3,720,948
Copper Futures	USD	3/27/2025	471	52,051,146	47,412,037	(4,639,109)
Corn Futures	USD	3/14/2025	629	13,632,128	14,419,825	787,697
Gold 100 oz. Futures	USD	2/26/2025	363	99,791,679	95,868,300	(3,923,379)
Kansas City HRW Wheat Futures	USD	3/14/2025	217	6,367,386	6,067,863	(299,523)
Lean Hogs Futures	USD	2/14/2025	351	11,990,263	11,414,520	(575,743)
Live Cattle Futures	USD	2/28/2025	184	13,723,604	14,101,760	378,156
LME Nickel Futures	USD	1/13/2025	105	11,394,864	9,538,244	(1,856,620)
LME Nickel Futures	USD	3/17/2025	108	10,353,597	9,916,564	(437,033)
LME Primary Aluminium Futures	USD	1/13/2025	707	45,755,948	44,832,284	(923,664)
LME Primary Aluminium Futures	USD	3/17/2025	712	46,722,463	45,478,466	(1,243,997)
LME Zinc Futures	USD	1/13/2025	82	6,353,674	6,068,902	(284,772)
LME Zinc Futures	USD	3/17/2025	83	6,393,165	6,184,205	(208,960)
Low Sulfur Gas Oil Futures	USD	3/12/2025	204	13,391,180	14,035,200	644,020
Natural Gas Futures	USD	2/26/2025	668	18,046,510	20,694,640	2,648,130
Natural Gas Futures	USD	4/28/2025	143	4,112,271	4,514,510	402,239
Silver Futures	USD	3/27/2025	276	45,254,445	40,353,960	(4,900,485)
Soybean Futures	USD	3/14/2025	205	10,227,077	10,357,625	130,548
Soybean Meal Futures	USD	3/14/2025	272	8,008,988	8,619,680	610,692
Soybean Oil Futures	USD	3/14/2025	409	10,423,952	9,904,344	(519,608)
Sugar No. 11 Futures	USD	2/28/2025	445	10,499,170	9,599,184	(899,986)
Wheat Futures	USD	3/14/2025	479	13,264,308	13,208,425	(55,883)
WTI Crude Futures	USD	2/20/2025	496	33,918,546	35,340,000	1,421,454
Total					513,678,055	(9,994,953)

At December 31, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Nickel Futures	USD	1/13/2025	105	10,024,831	9,538,244	486,587
LME Primary Aluminium Futures	USD	1/13/2025	707	46,010,014	44,832,284	1,177,730
LME Primary Aluminium Futures	USD	3/17/2025	23	1,440,275	1,469,108	(28,833)
LME Zinc Futures	USD	1/13/2025	82	6,282,851	6,068,902	213,949
LME Zinc Futures	USD	3/17/2025	30	2,317,917	2,235,255	82,662
Total					64,143,793	1,932,095
Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of December 31, 2024, the Fund held $451,975,986 in the Subsidiary, representing 10.8% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$68,478,644	$—	$68,478,644
Consumer Staples	18,214,762	—	—	18,214,762
Energy	496,544,422	57,045,737	0	553,590,159
Industrials	139,576,522	131,617,174	—	271,193,696
Materials	219,262,754	93,401,449	—	312,664,203
Real Estate	972,125,210	340,380,246	—	1,312,505,456
Utilities	350,500,089	226,458,435	—	576,958,524
Government & Agency Obligations	—	772,890,283	—	772,890,283
Short-Term Investments (a)	217,876,118	—	—	217,876,118
Derivatives (b)
Futures Contracts	12,766,243	—	—	12,766,243
Total	$2,426,866,120	$1,690,271,968	$0	$4,117,138,088

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(20,829,101)	$—	$—	$(20,829,101)
Total	$(20,829,101)	$—	$—	$(20,829,101)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRAF-PH3
R-080548-3 (1/27)